Stockholders' Equity - Additional Information (Detail)			1 Months Ended					3 Months Ended	9 Months Ended				12 Months Ended
	Jan. 01, 2019 shares	Jan. 02, 2018 shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) Arithmeticaverage PurchasePeriod $ / shares shares	Nov. 30, 2017 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares		Sep. 30, 2019 USD ($) shares		Dec. 31, 2020	Dec. 31, 2019 USD ($) Arithmeticaverage $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares	Feb. 27, 2020 shares	Dec. 31, 2017 USD ($)
Stockholders Equity [Line Items]
Shares of common stock issued														11,139,000		3,747,000
Preferred stock, shares authorized				10,000,000										10,000,000		10,000,000
Preferred stock, shares outstanding														20,000		18,000
Number of shares issued under employee stock purchase plan														13,332,000		10,410,000
Common stock, voting rights														one vote per share
Options granted, Number of Shares														172,000
Shares Available for Future Grant														142,000
Fair Value Of Shares Issuable Under Employee Stock Purchase Plan | $																		$ 25,000
Preferred stock, shares issued														20,000		18,000
Proceeds from issuance of common stock, net | $									$ 12,633,000		$ 32,068,000			$ 32,022,000
Shares outstanding														20,000		18,000
Subsequent Event [Member]
Stockholders Equity [Line Items]
Number of warrants, expired																	1,025,000
2011 Plan [Member]
Stockholders Equity [Line Items]
Common stock available for issuance automatic increase maximum number of shares														4.00%
Common stock available for issuance automatic increase period														10 years
Shares of common stock available for issuance	149,896,000	137,131,000
Options granted, Number of Shares														171,552,000
Shares Available for Future Grant														115,482,000
Stock Option Plans [Member]
Stockholders Equity [Line Items]
Shares Available for Future Grant														115,000
Stock Option Plans [Member] | New Employees [Member]
Stockholders Equity [Line Items]
Vesting rights														New employees, of which 25% of the shares subject to such options become exercisable on the first anniversary of the vesting commencement date, and 1/48th of the shares subject to such options become exercisable each month over the remainder of the four-year vesting period
Option exercisable on first anniversary of vesting commencement date, percent														25.00%
Stock option plans, vesting period														4 years
Portion of option exercisable for each month over vesting percent														2.083%
Stock Option Plans [Member] | Existing employees [Member]
Stockholders Equity [Line Items]
Vesting rights														Existing employees with various vesting schedules over three to four years
Stock option plans, vesting period														4 years
Stock Option Plans [Member] | New Non-Employee Board Members [Member]
Stockholders Equity [Line Items]
Vesting rights														New non-employee members of the board of directors, of which 50% of the shares subject to such options become exercisable on each of the first and second anniversary of the vesting commencement date
Stock option plans, vesting period														2 years
Portion of option exercisable for each month over vesting percent														4.166%
Stock Option Plans [Member] | Continuing Non-Employee Board Members [Member]
Stockholders Equity [Line Items]
Vesting rights														Continuing non-employee members of the board of directors, of which 1/24th of the shares subject to such options become exercisable each month following the date of grant over a two-year vesting period
Stock option plans, vesting period														1 year
Portion of option exercisable for each month over vesting percent														8332.00%
Series B Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares outstanding														0
Convertible preferred stock, shares converted														13,639,000
Shares outstanding														0
Series C Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares outstanding														0
Convertible preferred stock, shares converted														1,558,000
Shares outstanding														0
Series D Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares														$ 2,000
Shares issued upon conversion														100,000
Preferred stock, shares outstanding			0											1,381
Convertible preferred stock, shares converted			1,381,000											1,119,000
Shares outstanding			0											1,381
Series E Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares														$ 500
Shares issued upon conversion														100,000
Preferred stock, shares outstanding			1,915,000											10,000
Convertible preferred stock, shares converted			8,085,000											7,000,000
Shares outstanding			1,915,000											10,000
Series F Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares														$ 600
Shares issued upon conversion														100,000
Preferred stock, shares outstanding			8,333,000											8,333
Shares outstanding			8,333,000											8,333
Series D, Series E and Series F Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, payment to stock holders in the event of liquidation, dissolution or winding up preference per share														0.0001%
Preferred stock, voting rights														Shares of Series D, Series E, and Series F Stock will generally have no voting rights, except as required by law and except that the consent of holders of a majority of the outstanding Series D and Series E Stock will be required to amend the terms of the Series D, Series E, and Series F Stock.
Series D, Series E and Series F Convertible Preferred Stock [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Percentage of outstanding common stock														9.98%
Common Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued under employee stock purchase plan									7,000	[1]	6,000	[1]		13,000		10,000
Conversion of preferred stock to common stock, shares			946,600,000					947,000 [1]	947,000	[1]	1,195,000	[1]		1,195,000	[1]
Underwritten Public Offering [Member]
Stockholders Equity [Line Items]
Shares of common stock issued			5,999,999,000	3,833,372,000	2,300,000,000
Price per common share | $ / shares			$ 2.30
Proceeds from issuance of common stock, gross | $			$ 13,800,000	$ 28,000,000	$ 20,000,000
Proceeds from issuance of common stock, net | $			$ 12,600,000	$ 26,100,000	$ 18,500,000
Underwritten Public Offering [Member] | Series E Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Shares issued upon conversion					100,000
Preferred stock, shares issued					17,000,000
Underwritten Public Offering [Member] | Series F Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Shares issued upon conversion				100,000
Preferred stock, shares issued				8,333,000
Underwritten Public Offering [Member] | Series F Convertible Preferred Stock [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Percentage of outstanding common stock				9.98%
Underwritten Public Offering [Member] | Preferred Stock [Member] | Series E Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares					$ 500.00
Underwritten Public Offering [Member] | Preferred Stock [Member] | Series E Convertible Preferred Stock [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Percentage of outstanding common stock					9.98%
Underwritten Public Offering [Member] | Preferred Stock [Member] | Series F Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares				$ 600.00
Underwritten Public Offering [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares				$ 6.00	$ 5.00
Additional Controlled Equity Offerings Facilities [Member]
Stockholders Equity [Line Items]
Increase in aggregate controlled equity offering agreement as per amendment | $							$ 45,000,000
Common stock sales agreement further amended, date														2017-11
Issuance of common stock through equity facilities commission percentage, maximum														3.00%
Employee Stock Purchase Plan [Member]
Stockholders Equity [Line Items]
Common stock available for issuance automatic increase maximum number of shares														1.00%
Common stock available for issuance automatic increase period														10 years
Shares of common stock available for issuance	33,600,000
Shares Available for Future Grant														27,000
Purchase price of a share as a percentage of fair market value													85.00%	85.00%
Duration of offering period														12 months
Number of purchase periods in each offering period | Arithmeticaverage														2
Duration of each purchase period														6 months
Over-Allotment Option [Member]
Stockholders Equity [Line Items]
Shares of common stock issued			500,005,000
Option To Purchase Shares Of Over-Allotments [Member]
Stockholders Equity [Line Items]
Shares of common stock issued			782,608,000
Controlled Equity Offering Facilities [Member]
Stockholders Equity [Line Items]
Proceeds from issuance of common stock, gross | $														$ 500,000		$ 1,400,000
Proceeds from issuance of common stock, net | $														500,000		$ 1,400,000
Issuance of common stock, remaining offering value | $								$ 43,100,000	$ 43,100,000					$ 43,100,000
Controlled Equity Offering Facilities [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares														$ 11.9		$ 23.8
Common stock, shares sold									0					100		100
CSPA [Member] | Aspire [Member]
Stockholders Equity [Line Items]
Common stock purchase agreement period						0 months
Arithmetic average lowest closing sales price | Arithmeticaverage						3
Number of consecutive business days | PurchasePeriod						10
Percentage of volume weighted average price of closing sale price						(97.00%)
Common stock issued as commitment fee						21,233,000
Commitment fee | $						$ 400,000
Other transactions cost | $						$ 100,000
Request to purchase shares per business day						200,000,000
Proceeds from issuance of common stock, net | $						$ 500,000
CSPA [Member] | Aspire [Member] | Registration Rights Agreement [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares																$ 22.0
Remaining Purchase Commitment | $														$ 10,900,000
Proceeds from issuance of common stock, net | $																$ 4,600,000
Common stock, shares sold								0						0		239,064,000
Date of termination									Jun. 25, 2020
CSPA [Member] | Minimum [Member] | Aspire [Member]
Stockholders Equity [Line Items]
Closing price of common stock						2.50%
CSPA [Member] | Maximum [Member] | Aspire [Member]
Stockholders Equity [Line Items]
Issuance of common stock, offering value | $						$ 15,500,000
Commitment to purchase additional common shares | $						$ 15,000,000
CSPA [Member] | Common Stock [Member] | Aspire [Member]
Stockholders Equity [Line Items]
Price per common share | $ / shares						$ 21.9
Common stock, shares sold						22,831,000
CSPA [Member] | Common Stock [Member] | Maximum [Member] | Aspire [Member]
Stockholders Equity [Line Items]
shares of common stock to purchase per business day						20,000,000

[1]	The condensed consolidated statement of stockholders’ equity has been adjusted to give retroactive effect to the Reverse Split for all periods presented.